Schedule of fair value measurement (Details) - USD ($)	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Cash	$ 5,348,900	$ 15,305,996	$ 22,761,881	$ 5,243,278
Restricted cash	326,932	331,528
Accounts and other receivables	8,411,835	8,646,807
Government remittances	802,311	1,070,216
Publisher advance	2,487,022	3,197,102
Financial assets	54,403,352	67,462,847
Accounts payable	12,649,445	10,403,665
Accrued liabilities	5,815,949	5,722,470
Players liability account	326,932	331,528
Arbitration reserve	2,519,722	6,468,330
Long-term debt	5,365,089
Promissory notes payable	783,823	821,948
Warrant liability	859,187	4,868,703
Convertible debt	7,949,889	9,951,496
Financial liabilities	34,173,588	41,897,303
FVTPL Mandatorily Measured [Member]
IfrsStatementLineItems [Line Items]
Cash
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Investment at FVTPL	2,629,851	2,629,851
Financial assets	2,629,851	2,629,851
Accounts payable
Accrued liabilities
Players liability account
Arbitration reserve
Long-term debt
Promissory notes payable
Warrant liability	859,187	4,868,703
Convertible debt
Financial liabilities	859,187	4,868,703
Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Cash	5,348,900	15,305,996
Restricted cash	326,932	331,528
Accounts and other receivables	8,411,835	8,646,807
Government remittances	802,311	1,070,216
Publisher advance	3,007,892	4,534,218
Investment at FVTPL
Financial assets	17,897,870	29,888,765
Accounts payable	12,649,445	10,403,665
Accrued liabilities	5,815,949	5,722,470
Players liability account	326,932	331,528
Arbitration reserve
Long-term debt		96,664
Promissory notes payable	783,823	821,948
Warrant liability
Convertible debt
Financial liabilities	19,576,149	17,376,275
FVTPL Designated [Member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Arbitration reserve	2,519,722	6,468,330
Long-term debt
Promissory notes payable
Warrant liability
Convertible debt	7,949,889	9,951,496
Financial liabilities	$ 10,469,611	$ 16,419,826